FAIR VALUE MEASUREMENTS - Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Convertible notes derivative		$ 16,462,690
Level 3
FAIR VALUE MEASUREMENTS
Subscription agreement	$ 2,460,488	2,425,647
Contingent Guarantee		3,256,863
Warrant liability - Private Warrants	61,531	307,656	$ 307,656	$ 184,594
Earnout liability	12,638,000	12,298,000
Convertible notes derivative	2,142,511	$ 16,462,690
Merger financing derivative	176,239
Secured convertible derivative	89,535
Tau agreement	$ 972,508
Non-redemption agreement liability			$ 1,441,653